UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                     Irvington, NY            November 14, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total:       $1,506,534
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 12044              Elm Ridge Partners, LLC
(2)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075              Elm Ridge Capital Management, LLC
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                                                   FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE

ABERCROMBIE & FITCH CO        CL A            002896207   14,211     418,970  SH          Defined    1, 2, 3     418,970
AETNA INC NEW                 COM             00817Y108   30,980     782,330  SH          Defined    1, 2, 3     782,330
ALCOA INC                     COM             013817101   39,698   4,483,100  SH          Defined    1, 2, 3   4,483,100
ALLSTATE CORP                 COM             020002101   28,774     726,441  SH          Defined    1, 2, 3     726,441
AMERICAN INTL GROUP INC       COM NEW         026874784   52,584   1,603,650  SH          Defined    1, 2, 3   1,603,650
APPLIED MATLS INC             COM             038222105   26,191   2,345,801  SH          Defined    1, 2, 3   2,345,801
ASSURED GUARANTY LTD          COM             G0585R106   56,493   4,147,768  SH          Defined    1, 2, 3   4,147,768
AVALONBAY CMNTYS INC          COM             053484101   13,599     100,000      PUT     Defined    1, 2, 3     100,000
BANK OF AMERICA CORPORATION   COM             060505104   31,815   3,603,020  SH          Defined    1, 2, 3   3,603,020
BOSTON SCIENTIFIC CORP        COM             101137107   38,809   6,761,116  SH          Defined    1, 2, 3   6,761,116
BP PLC                        SPONSORED ADR   055622104   27,482     648,780  SH          Defined    1, 2, 3     648,780
CENVEO INC                    COM             15670S105   10,769   4,702,521  SH          Defined    1, 2, 3   4,702,521
CITIGROUP INC                 COM NEW         172967424   17,443     533,108  SH          Defined    1, 2, 3     533,108
CLIFFS NATURAL RESOURCES INC  COM             18683K101   11,739     300,000      PUT     Defined    1, 2, 3     300,000
CONCUR TECHNOLOGIES INC       COM             206708109   24,331     330,000      PUT     Defined    1, 2, 3     330,000
CORNING INC                   COM             219350105   32,728   2,488,829  SH          Defined    1, 2, 3   2,488,829
D R HORTON INC                COM             23331A109    6,189     300,000      CALL    Defined    1, 2, 3     300,000
D R HORTON INC                COM             23331A109   61,890   3,000,000      PUT     Defined    1, 2, 3   3,000,000
DELL INC                      COM             24702R101   40,577   4,117,435  SH          Defined    1, 2, 3   4,117,435
DONNELLEY R R & SONS CO       COM             257867101   42,646   4,023,161  SH          Defined    1, 2, 3   4,023,161
EQUINIX INC                   COM NEW         29444U502   20,605     100,000      PUT     Defined    1, 2, 3     100,000
FLEXTRONICS INTL LTD          ORD             Y2573F102   28,018   4,669,689  SH          Defined    1, 2, 3   4,669,689
GENWORTH FINL INC             COM CL A        37247D106   13,568   2,594,195  SH          Defined    1, 2, 3   2,594,195
HEWLETT PACKARD CO            COM             428236103   25,036   1,467,498  SH          Defined    1, 2, 3   1,467,498
HEWLETT PACKARD CO            COM             428236103   17,060   1,000,000      CALL    Defined    1, 2, 3   1,000,000
ISHARES TR                    DJ HOME CONSTN  464288752   19,350   1,000,000      PUT     Defined    1, 2, 3   1,000,000
JOHNSON CTLS INC              COM             478366107    5,155     188,137  SH          Defined    1, 2, 3     188,137
JPMORGAN CHASE & CO           COM             46625H100   32,152     794,260  SH          Defined    1, 2, 3     794,260
LEAR CORP                     COM NEW         521865204    8,990     237,900  SH          Defined    1, 2, 3     237,900
LENNAR CORP                   CL A            526057104    5,911     170,000      CALL    Defined    1, 2, 3     170,000
LILLY ELI & CO                COM             532457108   50,162   1,058,039  SH          Defined    1, 2, 3   1,058,039
LOCKHEED MARTIN CORP          COM             539830109   30,066     321,978  SH          Defined    1, 2, 3     321,978
LOCKHEED MARTIN CORP          COM             539830109   28,014     300,000      CALL    Defined    1, 2, 3     300,000
MARTIN MARIETTA MATLS INC     COM             573284106   24,861     300,000      PUT     Defined    1, 2, 3     300,000
MBIA INC                      COM             55262C100   57,815   5,707,279  SH          Defined    1, 2, 3   5,707,279
MEAD JOHNSON NUTRITION CO     COM             582839106    7,328     100,000      PUT     Defined    1, 2, 3     100,000
MERCK & CO INC NEW            COM             58933Y105   45,768   1,014,916  SH          Defined    1, 2, 3   1,014,916
NABORS INDUSTRIES LTD         SHS             G6359F103   28,346   2,020,364  SH          Defined    1, 2, 3   2,020,364
NEWFIELD EXPL CO              COM             651290108   16,981     542,191  SH          Defined    1, 2, 3     542,191
PULTE GROUP INC               COM             745867101   10,075     650,000      CALL    Defined    1, 2, 3     650,000
PULTE GROUP INC               COM             745867101   46,500   3,000,000      PUT     Defined    1, 2, 3   3,000,000
QUAD / GRAPHICS INC           COM CL A        747301109   27,237   1,605,960  SH          Defined    1, 2, 3   1,605,960
REGIONS FINANCIAL CORP NEW    COM             7591EP100   36,072   5,013,472  SH          Defined    1, 2, 3   5,013,472
SAFEWAY INC                   COM NEW         786514208   35,820   2,226,238  SH          Defined    1, 2, 3   2,226,238
SANMINA SCI CORP              COM NEW         800907206   13,691   1,608,822  SH          Defined    1, 2, 3   1,608,822
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888   62,075   2,500,000      PUT     Defined    1, 2, 3   2,500,000
SUPERVALU INC                 COM             868536103    7,178   2,978,375  SH          Defined    1, 2, 3   2,978,375
TEREX CORP NEW                COM             880779103   30,409   1,346,720  SH          Defined    1, 2, 3   1,346,720
TOLL BROTHERS INC             COM             889478103    6,646     200,000      CALL    Defined    1, 2, 3     200,000
TOLL BROTHERS INC             COM             889478103   29,907     900,000      PUT     Defined    1, 2, 3     900,000
U S G CORP                    COM NEW         903293405   36,218   1,650,000      PUT     Defined    1, 2, 3   1,650,000
ULTRA PETROLEUM CORP          COM             903914109   38,038   1,730,557  SH          Defined    1, 2, 3   1,730,557
WELLPOINT INC                 COM             94973V107   24,495     422,261  SH          Defined    1, 2, 3     422,261
WESTERN UN CO                 COM             959802109   28,039   1,538,908  SH          Defined    1, 2, 3   1,538,908

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